Appleseed Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks — 69.19% Shares Fair Value
Canada — 6.34%
Materials — 1.41%
Cameco Corp. 18,000 $ 885,600
Real Estate — 4.93%
Boardwalk Real Estate Investment
Trust 60,000 3,090,754
Total Canada 3,976,354
France — 3.28%
Communications — 3.28%
Bollore SA 350,000 2,054,633
Total France 2,054,633
Ireland — 5.79%
Financials — 3.28%
AerCap Holdings NV 22,000 2,050,399
Health Care — 2.51%
Medtronic PLC 20,000 1,574,200
Total Ireland 3,624,599
Israel — 3.15%
Industrials — 3.15%
Ituran Location and Control Ltd. 80,000 1,971,200
Total Israel 1,971,200
Japan — 2.58%
Technology — 2.58%
Sony Group Corp. - ADR 19,000 1,614,050
Total Japan 1,614,050
Russia — 0.00%
Financials — 0.00%
Moscow Exchange MICEX-RTS
PJSC - ADR
(a)(b)(c)
1,300,000 152
Sberbank of Russia PJSC - ADR
(a)(b)(c)
324,000 4
156
South Korea — 2.55%
Technology — 2.55%
Samsung Electronics Co. Ltd. 27,000 1,595,282
Total South Korea 1,595,282

Appleseed Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks — 69.19%- (continued) Shares Fair Value
Switzerland — 3.04%
Health Care — 3.04%
Roche Holding AG - ADR 55,000 $ 1,906,849
Total Switzerland 1,906,849
United States — 42.46%
Consumer Discretionary — 0.32%
VF Corporation 15,000 202,500
Consumer Staples — 10.31%
Dollar General Corp. 23,000 3,041,290
Estee Lauder Companies, Inc. (The),
Class A 16,000 1,702,400
Herbalife Nutrition Ltd.
(a)
165,000 1,714,350
6,458,040
Energy — 1.85%
MRC Global, Inc.
(a)
90,000 1,161,900
Financials — 6.97%
AGNC Investment Corp. 150,000 1,431,000
CNB Financial Corp. 75,000 1,530,750
Synovus Financial Corp. 35,000 1,406,650
4,368,400
Health Care — 4.88%
Ardelyx, Inc.
(a)
135,000 1,000,350
Humana, Inc. 5,500 2,055,075
3,055,425
Industrials — 5.20%
Stanley Black & Decker, Inc. 16,000 1,278,240
WESCO International, Inc. 12,500 1,981,500
3,259,740
Materials — 7.72%
CF Industries Holdings, Inc. 34,000 2,520,080
Mosaic Co. (The) 80,000 2,312,000
4,832,080
Real Estate — 2.71%
Alexander & Baldwin, Inc. 100,000 1,696,000
Technology — 2.50%
SS&C Technologies Holdings, Inc. 25,000 1,566,750
Total United States 26,600,835
TOTAL  COMMON STOCKS
  (Cost $38,533,009) 43,343,958
Closed End Funds — 10.73%
Canada — 10.73%
Sprott Physical Gold Trust
(a)
300,000 5,418,000

Appleseed Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Closed End Funds — 10.73%- (continued) Shares Fair Value
Canada — 10.73% (continued)
Sprott Physical Uranium Trust
(a)
70,000 $ 1,299,900
TOTAL  CLOSED END FUNDS
  (Cost $3,664,028) 6,717,900
Exchange-Traded Funds — 5.73%
United States — 5.73%
iShares Bitcoin Trust ETF
(a)
30,000 1,024,200
Simplify Interest Rate Hedge ETF 16,000 765,600
VanEck Merk Gold Shares
(a)
80,000 1,796,800
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $2,899,355) 3,586,600
Preferred Stocks — 2.53%
United States — 2.53%
Financials — 2.53%
Federal National Mortgage
Association, Series S, 5.25% 150,000 769,500
Federal National Mortgage
Association, Series T, 8.25% 174,000 817,800
TOTAL  PREFERRED STOCKS
  (Cost $616,791) 1,587,300
U.S. Government & Agencies — 3.49%
Principal
Amount
United States Treasury Note, 2.13%, 11/30/2024 $ 1,000,000 987,178
United States Treasury Inflation Indexed Bonds, 0.50%,
1/15/2028
(d)
1,000,000 1,197,887
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $2,209,939) 2,185,065
Corporate Bonds — 1.58%
AerCap Ireland Capital DAC, 1.65%, 10/29/2024 500,000 493,293
AerCap Ireland Capital DAC, 3.50%, 1/15/2025 500,000 493,841
TOTAL CORPORATE BONDS
    (Cost $988,870) 987,134

Appleseed Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Convertible Bonds — 2.89%
Principal
Amount Fair Value
Lumentum Holdings, Inc., 0.50%, 12/15/2026 $ 2,000,000 $ 1,811,191
TOTAL CONVERTIBLE BONDS
    (Cost $2,083,767) 1,811,191
Certificates of Deposit — 0.80%
Community Development Bank, 1.50%, 9/8/2024 250,000 250,000
Spring Bank, 3.50%, 3/31/2025 250,000 250,000
TOTAL CERTIFICATES OF DEPOSIT
    (Cost $500,000) 500,000
Money Market Funds - 1.98% Shares
Federated Hermes Government Obligations Fund, Institutional
Class, 5.10%
(e)
1,240,248 1,240,248
TOTAL MONEY MARKET FUNDS
    (Cost $1,240,248) 1,240,248
Total Investments — 98.92%
    (Cost $52,736,007) 61,959,396
Other Assets in Excess of Liabilities  —  1.08% 677,743
Net Assets — 100.00% $ 62,637,139
(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures.
(c) Illiquid security. The total fair value of these securities as of June 30, 2024 was $156, representing 0.00%
of net assets.
(d) Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
(e) Rate disclosed is the seven day effective yield as of June 30, 2024.
ADR - American Depositary Receipt